Allowance for expected credit losses - Climate Consideration On ECL (Details) - Maximum - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Total Retail | Scenario risk – macro level
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	£ 5	£ 5
Commercial Banking | Scenario risk – sector level
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	15	15
Retail – UK mortgages | Transition risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	10	5
Retail – UK mortgages | Physical risk
Schedule Of Allowance Account For Credit Losses Of Financial Assets [Line Items]
ECL impact	£ 5	£ 5